Deferred Government Subsidy (Details) - 12 months ended Dec. 31, 2023	CNY (¥)	USD ($)
Deferred Government Subsidy [Line Items]
Government subsidy	¥ 20,000,000
Deferred government subsidy (in Dollars) | $		$ 2,973,491
GMB BJ Planned [Member]
Deferred Government Subsidy [Line Items]
Future incremental costs	¥ 21,926,900